Off-balance-sheet exposures	6 Months Ended
Jun. 30, 2025
Off-Balance-Sheet Exposures
Off-balance-sheet exposures	Off-balance-sheet exposures
The off-balance-sheet exposures related to balances representing loans commitments, financial guarantees and other commitments granted (recoverables and non recoverables).
Financial guarantees granted include financial guarantees contracts such as financial bank guarantees, credit derivatives, and risks arising from derivatives granted to third parties; non-financial guarantees include other guarantees and irrevocable documentary credits.
Loan and other commitments granted include all off-balance-sheet exposures, which are not classified as guarantees provided, including loans commitment granted.

	EUR million
	30-06-2025	31-12-2024
Loan commitments granted	302,446	302,861
Of which impaired	420	511
Financial guarantees granted	18,251	16,901
Of which impaired	478	217
Bank sureties	18,223	16,887
Credit derivatives sold	28	14
Other commitments granted	143,921	134,493
Of which impaired	616	793
Other granted guarantees	55,456	61,551
Other	88,465	72,942
The breakdown of the off-balance sheet exposure and impairment on 30 June 2025 and 31 December 2024 by impairment stages is EUR 444,905 million and EUR 435,147 million of exposure and EUR 287 million and EUR 305 million of impairment in stage 1, EUR 18,199 million and EUR 17,587 million of exposure and EUR 170 million and EUR 192 million of impairment in stage 2, and EUR 1,514 million and EUR 1,521 million of exposure and EUR 196 million and EUR 213 million of impairment in stage 3, respectively.